Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Office furniture and equipment	5,982	4,414	676
Computer equipment and servers	149,947	162,587	24,918
Leasehold improvements	10,595	100	15
Construction-in progress	—	2,840	435
Less: Accumulated depreciation and impairment	(60,289)	(96,419)	(14,776)

Total property and equipment, net	106,235	73,522	11,268